FAIR VALUE MEASUREMENTS - Summary of changes in fair value of Forward Purchase Agreement liabilities (Details) - Forward Purchase Agreements liability	Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	$ 2,174,989
Change in fair value	0
Fair value	$ 2,174,989